Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2012 events (Fiscal 2012 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Balance	$ 28
Accruals and adjustments	117	353
Cash draw downs	(145)
Balance		28
Workforce Reduction [Member]
Balance	9
Accruals and adjustments	16
Cash draw downs	(25)
Office Closure Costs [Member]
Balance	19
Accruals and adjustments	101
Cash draw downs	$ (120)